Leases (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Property leased or held for lease
Leased or held for lease
Construction aggregates property	$35,087
Commercial property	224,922
260,009
Less accumulated depreciation and depletion	58,332
$201,677